Leases - Schedule of Future Minimum Lease Payments Required under Aircraft and Non-aircraft Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Aircraft [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	$ 400,835
Aircraft [member] | Up to one year [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	111,568
Aircraft [member] | One to five years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	270,310
Aircraft [member] | Over five years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	18,957
Others [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	107,440
Others [member] | Up to one year [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	14,988
Others [member] | One to five years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	74,943
Others [member] | Over five years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments	$ 17,509